Subsequent event	12 Months Ended
Dec. 31, 2025
Subsequent event
Subsequent event
25.	Subsequent event

On February 26, 2026, the board of directors of the Company declared a dividend of US$3.10 per ordinary share, or US$0.62 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on April 10, 2026. The cash dividends are expected to be paid in April 24, 2026.